Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Foreign currency
A.	Foreign currency

(1)	Functional currency and presentation currency

The financial statements of each of the Group’s subsidiaries were prepared in the currency of the main economic environment in which it operates (hereinafter: the “Functional Currency”). For the purpose of consolidating the financial statements, results and financial position of each of the Group’s member companies are translated into the NIS, which is the Company’s functional currency. The Group’s consolidated financial statements are presented in USD. For details regarding the exchange rates, and changes thereto, during the presented periods, see Note 1G.

(2)	Translation of transactions in currencies other than the functional currency:

In preparing the financial statements of each of the Group’s member companies, transactions in foreign currencies are translated to the respective functional currencies of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

(3)	Method for recording exchange differences

Exchange differences are recognized under profit or loss during the period in when they arose, except for exchange differences in respect of monetary items receivable or payable from foreign operations, the settlement of which is not planned or expected, and which therefore constitute a part of a net investment in a foreign operation. These exchange differences are recognized under other comprehensive income, under the item for “exchange differences due to translation of foreign operations”, and are carried to the statement of income upon the realization of the net investment in the foreign operation, and upon loss of control, joint control, or significant influence of the foreign operation.

Exchange differences are classified under profit and loss in the items for finance income and expenses.

When the settlement of loans which were provided to a foreign operation by the Group is not planned or expected in the foreseeable future, profit and loss from exchange differences due to these monetary items are included as part of the investment in foreign operations, net, recognized under other comprehensive income, and presented under equity as part of “exchange differences due to translation of foreign operations”.

(4)	Translation of financial statements of investees whose functional currency is different from the Company’s functional currency

The financial statements of a foreign operation which is not directly held are translated to the NIS using the consolidation in stages method, in which the financial statements of the foreign operation are first translated to the functional currency of the direct parent company, and are then translated to the functional currency of the ultimate parent company. Therefore, upon the realization of a foreign operation which is not directly held, the Group re-classifies to the statement of income the cumulative amount in respect of which translation differences arose, according to the amount which would have been created had the foreign operation been translated directly into NIS.

(5)	Hedge of net investment in foreign operation

The Group applies hedge accounting to foreign currency differences arising between the functional currency of the foreign operation and the Company’s functional currency (NIS), regardless of whether the net investment is held directly or through an investee company.

Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income to the extent that the hedge is effective, and are presented within equity as part of the translation reserve. To the extent that the hedge is ineffective, such differences are recognized in profit or loss. When the hedged part of a net investment is disposed of, the relevant amount in the translation reserve is transferred to profit or loss as part of the profit or loss on disposal.

Basis of consolidation
B.	Basis of consolidation

(1)	Business combinations

The Group implements the acquisition method to all business combinations. The acquisition date is the date when the acquirer obtains control of the acquired entity. Control exists when the Group is exposed, or holds rights, to variable returns from its involvement in the acquired entity, and when it is able to affect those returns through its power over the acquired. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes, on the acquisition date, the contingent liability which was accepted in a business combination, if there is a commitment in the present which is due to past events, and whose fair value is reliably measurable. The consideration transferred includes the fair value of the assets which were transferred to the previous owner of the acquired entity, liabilities which materialized for the acquiree towards the previous owner of the acquired entity, and equity interests which were issued by the Group. Additionally, goodwill is not updated due to the use of carryforward tax losses which existed on the date of the business combination.

The consideration transferred also includes the fair value of contingent consideration. After the acquisition date, the Group recognizes changes in the fair value of the contingent consideration which is financial liability a financial liability in the statement of income.

Acquisition-related costs which materialized for the buyer in respect of a business combination, such as agency fees, consulting fees, legal fees, valuations and other fees in respect of professional services or consulting services, except for those which are associated with the issuance of debt or equity instruments in connection with the business combination, are recognized as an expense in the period when the services are received.

(2)	Goodwill

The Group recognizes goodwill as of the acquisition date according to the fair value of the consideration which was transferred, after deducting the net amount which was attributed in the acquisition to the identifiable assets which were acquired, and to the liabilities which were accepted. Goodwill is initially recognized as an asset at cost, and is measured in subsequent periods at cost after deducting accumulated impairment losses.

For the purpose of testing for impairment, goodwill is allocated to each of the Group’s cash generating units which are expected to benefit from the business combination’s synergy. Cash-generating units to which goodwill was allocated are tested for impairment each year, or more frequently when indicators exist of possible impairment of that unit. When the recoverable amount of a cash-generating unit is lower than that unit’s carrying value, the impairment loss is first allocated to the amortization of the carrying value of any goodwill which is attributed to the cash generating unit. Subsequently, the balance of impairment loss, if any, is allocated to other assets of the cash generating unit, in proportion to their carrying value. Impairment loss of goodwill is not reversed in subsequent periods.

(3)	Issuance of put option to non-controlling interests

Put options issued by the Group to non-controlling interests, which are settled in cash, is recognized as a liability at the present value of the exercise addition, against carrying to the goodwill which was created on the date of the business combination. Changes in the liability in respect of the put option to non-controlling interests are recognized in the statements of income according to the effective interest method; however, for changes in the subsequent measurement of the put option, the possibility is evaluated of capitalizing them as non-specific credit to balances of qualifying assets, in accordance with the International Accounting Standard (IAS) 23, “Borrowing Costs”.

The profit attributable to the Company’s owners in the statements of income include the share of non-controlling interests to whom the Company has issued a put option, in the results of the investee company, including in cases where the non-controlling interests have access to the returns arising from the interests in the investee company.

Dividends which are distributed to non-controlling interests in a subsidiary, hold a put option, is recorded as an expense in the statements of income, while investments made by non-controlling interests are recorded as income.

(4)	Acquisition of property company

Upon the acquisition of a property company, the Group exercises judgment in its evaluation of whether it constitutes the acquisition of a business or a property, for the purpose of determining the accounting treatment for the transaction. In its evaluation of whether a property company constitutes a business, the Group evaluates, inter alia, whether the existing process or processes in the property company, including the scope and nature of the management, security, cleaning and maintenance services. Transactions in which the acquired company is a business are treated as a business combination, as specified above. However, transactions in which the acquired company is not a business are treated as a group of assets and liabilities. In transactions of this kind, the acquisition cost, including transaction costs, is proportionately allocated to the identifiable assets and liabilities which were acquired, based on their proportional fair value as of the acquisition date. In the latter case, goodwill is not recognized, and deferred taxes are not recognized, in respect of temporary differences which exist as of the acquisition date. When the Company engages in a transaction to purchase an asset (a transaction which does not constitute a business combination), and the purchase consideration includes contingent consideration which depends on the occurrence of future events which are not under the Company’s control, a contingent consideration liability is initially recognized on the date when the asset is recognized.

Classification of interest paid, dividends paid and interest and dividends received in the statement of cash flows
C.	Classification of interest paid, dividends paid and interest and dividends received in the statement of cash flows

The Group classifies cash flows in respect of interest and dividends which it received, and cash flows in respect of interest paid, as cash flows which arose from, or were used in, operating activities. Cash flows in respect of income taxes are generally classified as cash flows used in operating activities, unless these are readily identifiable as cash flows used in investing or financing activities. Dividends that are paid by the Group are classified as cash flows from financing activities.

Fixed assets
D.	Fixed assets

(1)	General

Fixed assets are tangible items which are held for the purpose of use in the production or provision of goods or services, which are expected to be used in more than one period.

Fixed asset items are presented in the statement of financial position at cost less accumulated depreciation, and less accumulated impairment loss. The cost includes the asset’s purchase cost, and costs which are directly attributable to bringing the asset to the location and condition which are required for its operation in the manner intended by management. The cost of qualifying assets also includes borrowing costs to be capitalized, as stated in section D(4) below. For details regarding the impairment testing of fixed assets, see section H.

Fixed asset items include photovoltaic, storage and wind energy facilities for production of electricity, when those systems are not covered under IFRIC 12 and other equipment.

(2)	Subsequent costs

The cost of replacing part of a fixed asset item and other subsequent costs are capitalized if it is probable that the future economic benefits associated with them will flow to the Group and their cost can be measured reliably. The carrying value of a replaced part of the fixed asset item is derecognized. Current maintenance costs are carried to profit or loss as incurred.

(3)	Depreciation of fixed assets

Components of a depreciable fixed asset item with a significant cost compared to the total cost of the item are depreciated separately. Depreciation is performed systematically, on a straight-line basis, over the expected useful lifetime of the item’s components, from the date when the asset was ready for its intended use, while taking into account its expected residual value at the end of its useful lifetime.

The useful lifetimes, depreciation rates and depreciation methods used in calculating depreciation are as follows:

	Useful lifetime	Depreciation rates	Depreciation method
Wind farms	25-30 years	3.33%-4%	Straight line
Photovoltaic systems	30-35 years	2.86%-3.33%	Straight line
Automatic cleaning systems	20 years	5%	Straight line
Others	3-14 years	7%-33.33%	Straight line

The asset’s depreciation method, useful lifetime and residual value are reviewed by Company management at the end of each fiscal year. Changes are treated as prospective changes in estimate.

Profit or loss which has arisen due to the sale or expense from the use of a fixed asset item is determined according to the difference between the proceeds from its sale and its carrying value on the date of sale or removal from use, and carried to the statement of income as an “Other income”.

(4)	Borrowing costs

A qualifying asset is an asset regarding which a significant period of time is necessary in order to prepare it for its intended use, or for its sale.

(A)
Borrowing costs which are directly attributable to the purchase or construction of facilities for the production of electricity, where preparing them for their intended use requires a significant period of time, are capitalized to the cost of those assets until the date when those assets are ready for their intended use.

(B)
The Company determines the amount of borrowing costs which are not directly attributable, and which are capitalizable, by attributing a capitalization rate for expenses in respect of qualifying assets. This capitalization rate is the weighted average of borrowing costs which are appropriate for the Company’s credit during that period, which is not directly attributable to the project. The Company capitalizes borrowing costs which are not directly attributable, in an amount which does not exceed the total sum of borrowing costs which arose for it during that period. Exchange differences in respect of loans denominated in a currency other than the functional currency are capitalized to the cost of those assets, to the extent where they are considered an adjustment of interest costs. All other borrowing costs are recognized in the statement of income on the date of their creation.

(5)	Liability in respect of the costs of dismantling and removal of the facility and restoring the site where the facility is located

The cost of a fixed asset item includes, inter alia, the costs of dismantling and removal of the item and the restoration of the site on which it is located, which give rise to a liability for the entity upon acquisition of the item or as a result of the use of the item over a specific duration, other than for the creation of inventory in such period. After the initial recognition date, Changes in the foregoing liability until the end of the item’s depreciation period are added to or subtracted from the asset in the current period. Changes in the aforesaid liability due to the passage of time are recognized in profit or loss as finance expenses as incurred.

Deferred costs in respect of projects
E.	Deferred costs in respect of projects

Deferred costs in respect of projects are costs which were accrued for the development of projects, and for which it is probable that economic benefits will derive to the Company in the future and the costs can be measured reliably. In assessing whether such expenditures can be capitalized, the Company evaluates, among other factors, the likelihood in succeeding to develop a project (i.e. taking into account both physical and regulatory aspects), the progress phase in the development, the Company's experience in the geographic area and with the related regulator, whether there are other obstacles or competitors that might affect the probability to successfully develop etc. The Company assess such likelihood of success in each individual case, If it is probable that the relevant project will be materialized. these costs are capitalized and presented under the item for “deferred costs in respect of projects” in the statement of financial position. If during the process it is no longer probable that the project can be materialized, any related amounts that were previously capitalized are written off (i.e. expensed). Once all the approvals obtained and the project is ready to be constructed on, the related development costs that have been deferred are classified to Fixed assets.

Service concession arrangements
F.	Service concession arrangements

The Company received from the state of Israel, through the Public Utilities Authority - Electricity (hereinafter: the “Electricity Authority”), licenses (concessions) for the construction of facilities for the production of electricity using photovoltaic technology, or through wind energy, for the purpose of providing services involving the production of electricity from renewable energy sources, and also engaged in agreements with Israel Electric Corporation (hereinafter: the “IEC”) to purchase the electricity which is produced in those facilities (hereinafter: the “Purchase Agreement”), in BOO (Build, Operate, Own) agreements.

The Electricity Authority determines the tariff that will be paid for the electricity produced in the photovoltaic facilities on the date of tariff approval, and thereby controls it, and requires the operator to sign the purchase agreement as a condition for the receipt of the permanent production license.

With respect of photovoltaic facilities in Israel which commenced operation until December 31, 2016, the Company made specific economic calculations for each of the facilities which it owns, and reached the conclusion that the residual value from additional continued operation, beyond 20 years, is negligible relative to the facility’s total value.

In accordance with the above, the appropriate treatment of these photovoltaic facilities is in accordance with IFRIC 12, and the Company is adopted the financial asset model, as defined in that interpretation.

The treatment in the Company’s books in respect of the foregoing facilities is as follows -

The total consideration which is expected to be received throughout the license period is allocated to the construction services and to the operating services based on the proportional fair value figures of those services.

•	The value of the construction services is determined according to the construction costs, plus the standard construction margin, according to the Company’s estimate.

•	The value of the operating services is determined according to the operating costs, plus the standard margin, according to the Company’s estimate.

Interest income is recognized throughout the license period according to the effective interest method, based on the rate of return which reflects the relevant risks during the construction and operation period of the project. This income is recognized in the statement of cash flows under operating activities, as activities not associated with cash flows.

Proceeds attributable to the repayment of the asset are classified in the statement of cash flows Activity under operating activities, as activity in respect of concession arrangements - repayment of contract asset.

The consideration which is recognized on the date of revenue recognition, as stated above, is treated as a contract asset covered under IFRS 15 (see section M(2) below) throughout the entire period of the concession arrangement, and is not reclassified in the commercial operation stage to a financial asset (receivables) covered under IFRS 9, since the contractual right to receive payment for the services in accordance with the arrangement arises as the facilities commence operation and producing electricity in practice, and does not only depend on the passage of time.

For details regarding the timing of recognition of revenue from the provision of services, see section M(2) below.

For details regarding the impairment of financial assets, see section I(4) below.

With respect of the change in the treatment of “Haluziot” facility see Note 8.

Intangible assets
G.	Intangible assets

Concession rights

The Company has agreements for the provision of electricity and concession agreements which are presented at cost, after deducting amortization (except as stated in section F), and are amortized according to the useful lifetime which was determined for the facility to which they are attributed.

The concession rights have definite useful lifetimes and are amortized in a straight line throughout their estimated useful lifetime, subject to an impairment test. Changes in the estimated useful lifetime of an intangible asset with a definite lifetime are treated prospectively.

Goodwill

Goodwill which was created due to the acquisition of subsidiaries is presented under intangible assets. For details regarding the measurement of goodwill upon initial recognition, see section B(2) above.

In subsequent periods, goodwill is measured at cost after deducting accumulated impairment losses.

Impairment of non-financial assets
H.	Impairment of non-financial assets

At the end of each reporting period, the Group evaluates the carrying value of its tangible and intangible assets, in order to determine whether any indicators of impairment exist in respect of those assets. In case indicators of this kind exist, the recoverable amount of the asset is estimated in order to determine the amount of impairment loss which was created, if any. When it is not possible to measure the recoverable amount of an individual asset, the Group estimates the recoverable amount of the revenue-generating unit to which the asset belongs.

Intangible assets with indefinite useful lifetimes, and intangible assets which are not yet available for use, are tested for impairment once per year, or more frequently, in case of indicators of the asset’s impairment.

Financial assets
I.	Financial assets

(1)	General

Financial assets are recognized in the statement of financial position when the Group becomes a party to the instrument’s contractual terms.

(2)	Financial assets measured at fair value

Investments in financial assets are initially recognized at fair value plus transaction costs, except for financial assets which are classified at fair value through profit and loss, which are initially recognized at fair value. Transaction costs in respect of financial assets at fair value through profit or loss are charged immediately as an expense to profit or loss. After initial recognition, financial assets are measured at amortized cost or at fair value, depending on their classification.

(3)	Financial assets measured at amortized cost

Debt instruments are measured at amortized cost upon the fulfillment of the following two conditions:

•	The Group’s business model is to hold the assets with the aim of collecting contractual cash flows, and
•	The contractual terms of the asset establish precise dates when the contractual cash flows will be received which constitute principal and interest payments only.

The amortized cost of a financial asset is the amount at which the financial asset is measured upon initial recognition, after deducting principal payments, plus or less accumulated amortization, using the effective interest method, of any difference between the initial amount and the repayment amount, adjusted for any provision for credit loss.

Trade receivables, restricted cash, contract assets in respect of concession arrangements and other receivables with fixed payments, are measured at amortized cost using the effective interest method, after deducting impairment, if any. Interest income is recognized using the effective interest method, except in respect of short term receivables, when the interest amounts to be recognized are immaterial.

(4)	Impairment of financial assets

In respect of trade receivables, the Group adopts the lenient approach to the measurement of a provision for impairment, according to the probability of insolvency throughout the instrument’s entire lifetime. The expected credit loss in respect of these financial assets is estimated using a matrix of provisions which is based on the Company’s past experience regarding credit losses, and adjusted for factors which are specific to the borrower, general economic conditions, and an assessment both of the current trend of conditions, and of the projected trend of conditions, as of the reporting date, including the time value of money, as required.

For contract assets in respect of concession arrangements, the Group recognizes a provision for impairment according to the expected credit losses throughout the instrument’s entire lifetime, when there has been a significant increase in the credit risk since their date of initial recognition. If, however, the asset’s credit risk has not significantly increased since the date of its initial recognition, the Group measures the provision for impairment according to the probability of insolvency in the coming 12 months.

Financial liabilities and equity instruments which were issued by the Group
J.	Financial liabilities and equity instruments which were issued by the Group

(1)	Classification as a financial liability or as an equity instrument

Liabilities and equity instruments which were issued by the Group are classified as financial liabilities or as equity instruments in accordance with the nature of the contractual arrangements, and the definition of a financial liability and equity instrument.

(2)	Financial liabilities

Financial liabilities are presented and measured according to the following classification:

•	Financial liabilities at fair value through profit or loss (derivatives not designated in hedge accounting relationship).
•	Financial liabilities at amortized cost.

Financial liabilities at amortized cost:

The Group has loans from banks and others which were initially recognized at fair value less transaction costs. After the initial recognition date, these loans are measured at amortized cost using the effective interest method.

(3)	Debentures convertible into Company shares

Debentures which are convertible to a fixed number of Company shares, where the principal and/or interest payments for them are not linked to a currency other than the Company’s functional currency, or to the consumer price index, constitute compound financial instruments. On the issuance date of the debentures, the components of the convertible debentures are separated, whereby the liability component is presented under long term liabilities (after deducting current maturities), and the equity component is presented under equity. The fair value of the liability component is determined according to the standard market interest rate for financial instruments with similar characteristics, which do not include a conversion option. The balance of consideration in respect of the convertible debentures is attributed to the conversion option implicit therein, and is presented in equity, under the item for “proceeds on account of convertible options”. This component is recognized and included under equity after deducting the income tax impact, and is not remeasured in subsequent periods. The issuance costs are allocated on a proportionate basis to the components of the hybrid financial instrument, in accordance with the allocation of the consideration.

(4)	Capital notes

Consolidated companies have interest bearing capital notes which are repayable upon the liquidation of the companies, after the settlement of all of their liabilities. Notwithstanding the foregoing, the companies are entitled, in their exclusive discretion, and subject to the terms of the financing agreements, to perform full or partial repayment of the capital notes and of the interest which has accrued in respect thereof.

Due to the fact that, according to the terms of the capital notes, the companies do not have a contractual obligation to deliver cash / other financial assets to the other party, the entire contract does not meet the definition of a financial liability, and is therefore classified as an equity instrument. In light of the foregoing, the Group does not recognize interest expenses in respect of the share of non-controlling interests in the capital notes, in the statement of income. On the date when the consolidated company performs a full or partial repayment of the capital notes, the Group recognizes the payment which is attributed to the interest that has accrued in respect of the capital notes, by amortizing the balance of non-controlling interests.

(5)	Deferred borrowing costs

Costs which the Company pays in respect of the receipt of credit from banks and other financial institutions, whereby, as of the balance sheet date, borrowing costs which have not been used in practice (all or part) are carried to the asset “deferred borrowing costs”. Upon the receipt of credit in practice, the proportional part of the costs is carried to the loan, and is taken into account in the effective interest rate.

Derivative financial instruments and hedge accounting
K.	Derivative financial instruments and hedge accounting

The Group holds derivative financial instruments for the purpose of hedging against foreign currency risks, interest rate risks, and electricity price change risk, as well as derivatives which are not used for hedging purposes. For additional details on the derivatives which the Group uses, see Note 26.

Derivative financial instruments are initially recognized on the date of the engagement and at the end of each subsequent reporting period, according to their fair value. Derivative which was designated for hedging purposes and fulfills all of the conditions for the determination of a hedge relationship, the effective portion of the changes in fair value of the derivative is recognized in other comprehensive income, directly to a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in the fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in the statement of income in finance income or finance expenses.

When the result of the expected transaction is the recognition of a non-financial item, the amounts which accrued in the hedging reserve are included in the initial cost of the non-financial item, on the realization date of the hedge transaction.

Hedge accounting is not applied to derivative instruments which are used for economic hedging of financial assets and liabilities denominated in foreign currency. Changes in the fair value of such derivatives are included in finance income or expenses in the statement of income.

Tax equity partnership
L.	Tax equity partnership

The company owns and operates certain projects in the U.S. under tax equity structures to finance the construction of solar projects. Tax equity partnerships are characterised by a tax equity partner, who contributes an upfront payment as part of the initial project investment and generally does not have an operational role in the project. The partner receives a contractually agreed return on the contribution. In order to ‘repay’ the initial contribution and the return, a disproportionate share of the production tax credits (PTCs) or the investment tax credits (ITCs) and other tax attributes (accelerated tax depreciation and other taxable results) are allocated to the partner during the first part of the project's lifetime.

The tax equity structure used in the financial statements is the sale and leaseback transaction (according to IFRS 16). The Company sells eligible solar projects to tax partner and enters into master lease agreements to lease the solar project back for an agreed-upon term. The Company has assessed these arrangements and determined that the transfer of assets should not be accounted for as a sale in accordance with IFRS 15. Therefore, the Company accounts for these transactions using the financing method by recognizing the consideration received as a financing obligation, with the assets subject to the transaction remaining on the balance sheet of the Company and depreciated based on the Company's normal depreciation policy. The aggregate proceeds have been recorded as debt within the consolidated balance sheets. Eligible income tax credits are transferred to the tax partner upon completion of a sale of a solar project. Transfer of tax credits recognized as deferred gain on Company balance sheet. This deferred gain is amortized over time using a straight-line method. Income from amortization is included in other income on our statements of income.

Another structure of Tax Equity is the Flip Point. As of December 31, 2023, the company has no projects that have used this structure.

Revenue recognition
M.	Revenue recognition

Revenue from contracts with customers is recognized in the statement of income when (or insofar as) the control of the asset is transferred to the customer.

Presented below are the specific criteria regarding revenue recognition, which must be fulfilled in order to recognize revenue:

(1)	Revenues from the sale of electricity

Revenues from the sale of electricity are carried to the income statement when the performance obligation to transfer the electricity is satisfied upon the actual delivery of electricity to the customer. The Group’s revenue from its business activities mostly arises from its Power Purchase Agreements (PPA) to provide electricity to local electricity authorities in its operating countries. The agreements are for a predetermined period and at a fixed tariff. The remaining produced electricity which is sold out of these agreements is sold at market conditions.

(2)	Revenues from operation of facilities (service concession arrangements)

Revenues from operation of facilities in concession arrangements are recognized in the period when the Group provides the services throughout the service period. The agreements are for a predetermined period and at a fixed tariff. When the Group provides more than one type of services as part of a concession arrangement, the received consideration is allocated proportionally, according to the fair value of the provided services, if these amounts can be identified separately.

Distinction between “contract assets” and “receivables”

When the Group provides construction services to a customer before the date of payment from a customer in accordance with the agreement, the Company presents the receivable consideration as a “contract asset”, except for any amounts which are presented under “receivables”. “Contract assets” represent the Group’s right to consideration in respect of services which it has performed for the customer. “Receivables” represent the Group’s right to non-contingent consideration. The right to consideration is not conditional if only the passage of time is required before the repayment date of that consideration. The Group presents, in the consolidated statement of financial position, “contract assets” in respect of contracts with customers separately from receivables. Contract assets are presented under the item for “contract assets in respect of service concession arrangements” (for additional details, see section F above), while receivables are presented under the item for “trade receivables”.

(3)	Revenues from construction services

In the field of EPC contracting, the Company is engaged in a long-term agreement of providing construction services for a fixed price. Revenues attributed to the construction services are recognized when the performance obligation is satisfied which is based on the completion rate of the work which was performed. The completion rate is determined based on the estimate of total costs required to fulfill the performance obligation. Revenues from the provision of construction services, are recognized in the period when the Group provides the services. The Group recognizes, in the consolidated statement of income, revenues and costs from construction services to an entity held as an associate, and therefore, the total income and costs in these consolidated reports represents the partners’ share in the aforementioned associate entity.

(4)	Revenues from management or development fees

The Company, through a subsidiary, has entered into a long-term agreements of providing development and operational management services to projects under development and operational projects owned by third parties for a fixed price. Revenues are recognized on a straight line basis when the performance obligation to provide the service is satisfied throughout the service period.

Share-based payment transactions
N.	Share-based payment transactions

Share-based payments to employees and others who provide similar services are settled with the Group’s equity instruments which are measured at fair value on the grant date. The Group measures, on the grant date, the fair value of the granted equity instruments, using the binomial model (for details regarding the method used to measure the fair value of share-based payments, see Note 18).

In transactions when a subsidiary grants to its employees' rights in the parent Company’s equity instruments, the Group treats the grant as an equity-settled share‑based payment transaction.

Income taxes
O.	Income taxes

(1)	General

Expenses (income) from income taxes include the total current taxes, prior year taxes, and the total change in deferred tax balances, except for deferred taxes due to transactions carried directly to equity. In the calculation of tax expenses, the Company is required to use discretion when determining the tax liability, and its timing. Differences, if any, between the Company’s estimate regarding the tax provision and the actual tax results are carried as prior year tax expenses (income) in the period when the final tax liability is determined.

(2)	Current taxes

Current tax expenses are calculated based on the taxable income of the Company and of consolidated companies during the reporting period. Taxable income is different from profit before income taxes due to the inclusion or non-inclusion of income and expense items which are taxable or deductible in different reporting periods, or which are non-taxable or non-deductible. Assets and liabilities in respect of current taxes were calculated based on the tax rates and tax laws which were enacted, or substantially enacted, until the date of the statement of financial position.

Current tax assets and liabilities are presented after offsetting when the entity has a legally enforceable right to offset the amounts which were recognized, and the intention to settle the asset on a net basis, and to settle the liability simultaneously.

(3)	Deferred taxes

The Group’s consolidated entities create deferred taxes in respect of temporary differences between the values for tax purposes of assets and liabilities, and their values in the financial statements. Deferred tax balances (asset or liability) are calculated according to the tax rates which are expected to apply at the time of their realization, based on the tax rates and tax laws which were enacted, or substantially enacted, until the date of the statement of financial position. Deferred tax liabilities are generally recognized in respect of all of the temporary differences between the values for tax purposes of assets and liabilities, and their values in the financial statements. Deferred tax assets are recognized in respect of all of the deductible temporary differences, up to the amount in which taxable income is expected to arise against which it will be possible to use the deductible temporary difference.

The Group does not create deferred taxes in respect of temporary differences due to the initial recognition of an asset or liability in a transaction which is not a business combination, when, on the transaction date, the initial recognition of the asset or liability does not affect the accounting gains or taxable income (loss for tax purposes).

The calculation of deferred taxes does not include taking into account the taxes which would have applied in case of the realization of the investments in investee companies, since the Group intends to hold and develop the investments. Additionally, deferred taxes are not taken into account in respect of profit distributions from Israeli companies, due to the fact that dividends from Israeli companies are not taxable, while on the other hand, in respect of profit from foreign companies, the Company created deferred taxes in respect of distributable accumulated profits, if any, in accordance with the Company’s expectation that these profits will be distributed in the foreseeable future.

Deferred tax assets and liabilities are presented after offsetting if the entity has a legally enforceable right to offset current tax assets against current tax liabilities, and if they pertain to income taxes which are levied by the same tax authority, and the Group intends to settle the deferred tax assets and liabilities on a net basis.

(4)	Uncertain tax positions

A provision in respect of uncertain tax positions, including additional tax expenses and interest, is recognized when it is more likely than not that the Group will require economic resources to settle the liability.

Employee benefits
P.	Employee benefits

Post-employment benefits

Post-employment benefits include severance pay. The Company’s employees have signed section 14 of the Severance Pay Law, 5723-1963, which prescribes that its routine contributions to pension funds and/or policies in insurance companies release it from any additional liability towards the employees, for which the foregoing amounts have been contributed, and therefore, those benefits classified as a defined contribution plan. Expenses in respect of the Group’s undertaking to contribute funds as part of a defined contribution plan are carried to the statement of income on the date of provision of the work services, for which the Company is obligated to make the contribution. The difference between amount of the payable contribution and the total sum of paid contributions is presented as a liability.

Contingent consideration as part of a business combination for services to be provided by employees to the company are measured in accordance with IAS19 employee benefits.